Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2011
Share-based compensation.
Schedule of stock option activity

	Year Ended December 31,
	2011		2010		2009
	Stock Options	Weighted Average Exercise Price	Stock Options	Weighted Average Exercise Price	Stock Options	Weighted Average Exercise Price
Outstanding at beginning of year	51,850	$43.82	118,225	$43.55	186,054	$43.88
Granted	–	–	–	–	–	–
Exercised	(48,350)	43.88	(66,375)	43.34	(67,829)	44.46
Forfeited	–	–	–	–	–	–
Outstanding at end of year	3,500	$42.93	51,850	$43.82	118,225	$43.55
Exercisable at end of year	3,500	$42.93	51,850	$43.82	118,225	$43.55

Schedule of information about stock options outstanding and exercisable, by range of exercise prices

Range of Exercise Prices	Weighted Average Exercise Price	Number of Options	Weighted Average Remaining Contractual Life (in years)
$42.74 - $42.74	$42.74	1,000	0.7
$43.00 - $43.00	43.00	2,500	0.7
$42.74 - $43.00	$42.93	3,500	0.7